Related Party Transactions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Aug. 06, 2021
Due From Fvndit, Inc.	$ 25,142	$ 24,498
CEO
Loan From Related Parties			$ 125,000
Interest Rate			1.00%
Professional Service Payments	0	40,000
Health Insurance Premium Payments	15,364	17,344
Technical Services Payments Made By Voicestep	$ 53,500	$ 40,000